PROPERTY AND EQUIPMENT - Gain on disposal or sale of property and equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT.
Proceeds from sale of property and equipment	Rp 78	Rp 717	Rp 100
Net book value	0	(59)	(16)
Gain on sale of property and equipment	Rp 78	Rp 658	Rp 84